Offerings	Mar. 02, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	The debt securities will be issued by CubeSmart, L.P. The guarantees will be issued by CubeSmart. All other securities registered hereby were or will be issued by CubeSmart. Securities registered hereby may be offered for U.S. dollars or in foreign currencies or currency units, and may be sold separately or together in units with other securities registered hereby. This Registration Statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined, as well as preferred shares distributable upon the termination of a deposit arrangement for depositary shares so offered, sold or distributed, common shares issuable upon the exchange or conversion of preferred shares so offered, sold or distributed that are exchangeable for or convertible into common shares, and common shares, preferred shares or depositary shares issuable upon the exercise of subscription rights or warrants so offered, sold or distributed. This Registration Statement also covers preferred shares, depositary shares, common shares, subscription rights and warrants that may be offered, sold or distributed under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the preferred shares, depositary shares, common shares, subscription rights and/or warrants. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of common shares, preferred shares, depositary shares, subscription rights or warrants. The information is not required to be included pursuant to Form S-3 General Instruction II.E. An indeterminate number of securities of each identified class is being registered that may be issued from time to time at indeterminate prices. The proposed maximum offering price for securities being registered will be determined from time to time by the registrants in connection with the issuance of the securities being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued together with other securities registered hereunder or represented by depositary shares.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees
Fee Rate	0.01381%
Offering Note	See Note 1. Debt securities issued by CubeSmart, L.P. will be accompanied by guarantees issued by CubeSmart. None of the proceeds will be received by CubeSmart for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended (the "Securities Act"), no separate filing fee for the guarantees is required.